Goodwill and Intangible Assets (Tables)	12 Months Ended
Apr. 02, 2016
Indefinite-lived Intangible Assets [Line Items]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for fiscal years 2015 and 2016, are as follows (in thousands):

Balance as of March 29, 2014	$103,901
Goodwill resulting from Business Combination (Note 5)	2,036,685
Balance as of March 28, 2015	$2,140,586
Measurement period adjustments from Business Combination (Note 5)	(4,889)
Balance as of April 2, 2016 (1)	$2,135,697

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Table Text Block]
The following summarizes information regarding the gross carrying amounts and accumulated amortization of intangibles assets (in thousands):

	April 2, 2016		March 28, 2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible Assets:
IPRD	$267,000	N/A	$470,000	N/A
Technology licenses	12,446	11,021	12,446	10,701
Customer relationships	1,267,103	377,357	1,267,103	99,471
Developed technology	915,163	277,736	712,163	124,028
Wafer supply agreement	20,443	20,443	20,443	16,059
Trade names	29,000	12,083	29,000	2,417
Backlog	65,000	65,000	65,000	16,250
Total	$2,576,155	$763,640	$2,576,155	$268,926

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table provides the Company's estimated amortization expense for intangible assets based on current amortization periods for the periods indicated (in thousands):

Fiscal Year	Estimated Amortization Expense
2017	$493,050
2018	529,050
2019	442,790
2020	196,234
2021	133,471